Employee Benefits - Summary of Movements in Stock Options Until The Transaction Date (Detail) - shares	1 Months Ended	6 Months Ended
	Jan. 31, 2023	Jun. 30, 2026
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the period		960,776
Granted		45,000
Exercised		(170,842)
Cancelled		(106,922)
Outstanding		728,012
Employee Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the period		31,537
Granted	20,000	0
Exercised		(278)
Cancelled		0
Outstanding		31,259
Management Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the period		23,914
Granted		0
Exercised		0
Cancelled		0
Outstanding		23,914
Founders Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the period		50,680
Granted		0
Exercised		0
Cancelled		0
Outstanding		50,680
RSU Employees [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the period		783,489
Granted		0
Exercised		(143,658)
Cancelled		(78,172)
Outstanding		561,659
RSU Management [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the period		61,906
Granted		45,000
Exercised		(26,906)
Cancelled		(28,750)
Outstanding		51,250
RSU Coil Ares [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the period		9,250
Granted		0
Exercised		0
Cancelled		0
Outstanding		9,250